Summary of Significant Accounting Policies (Stock Option Valuation Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Expected stock price volatility	49.06%	54.14%	73.75%
Annual dividend rate	0.00%	0.00%	0.00%
Risk-free interest rate	1.59%	1.6429%	1.4038%
Expected option life (in years)	5 years 3 months 11 days	5 years 4 months 24 days	5 years 3 months 11 days
Estimated fair value per share	$ 9.06	$ 5.70	$ 6.09